Dividends to shareholders	12 Months Ended
Dec. 31, 2017
ZHEJIANG JIAHUAN
Dividends to shareholders	In the fiscal year ended December 31, 2017 the Company declared and paid a dividend of RMB2,000,000 to the shareholders (2016: declared RMB40,973,000).